Financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Level 3 | Gold stream obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	$ (139,600)	$ 0
Long-term investments (Note 9) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	86,007	31,865
Long-term investments (Note 9) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Long-term investments (Note 9) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Fuel derivative contracts (Note 17) | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Fuel derivative contracts (Note 17) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	481	5,009
Fuel derivative contracts (Note 17) | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 0	$ 0